Financial instruments	12 Months Ended
Dec. 31, 2017
Disclosures of financials instrument [Abstract]
Disclosure of financial instruments [text block]
5.	Financial instruments

5.1	Financial instruments at FVTPL - Fair value through profit or loss

The fair value of financial liabilities at FVTPL is as follows:

	December 31, 2017	December 31, 2016
Liabilities
Foreign exchange forward	-	24
Total	-	24

The information on the nominal amounts of derivative financial instruments at FVTPL is as follows:

	December 31, 2017			December 31, 2016
	Nominal	Fair value		Nominal	Fair value
	amount	Asset	Liability	amount	Asset	Liability
Foreign exchange forward	-	-	-	1,274	-	24
Total	-	-	-	1,274	-	24

5.2	Financial instruments at fair value through other comprehensive income

The amortized cost, related unrealized gross gain (loss) and fair value of financial instruments at fair value through other comprehensive income by country risk and type of debt are as follows:

Equity Investment at FVOCI

	December 31, 2017
		Unrealized
	Amortized cost	Gain	Loss	Fair value
Equity investments (1)
Brazil	8,630	-	228	8,402
	8,630	-	228	8,402

Securities at FVOCI

	December 31, 2017
		Unrealized
	Amortized cost	Gain	Loss	Fair value
Sovereign debt:
Brazil	2,937	29	12	2,954
Chile	5,182	-	35	5,147
Trinidad and Tobago	8,843	-	211	8,632
	16,962	29	258	16,733
	25,592	29	486	25,135

(1)	Equity instruments were initially recognized at fair value. These equity instruments correspond to equity securities classified with the irrevocable option of changes in OCI.

	December 31, 2016
		Unrealized
	Amortized cost	Gain	Loss	Fair value
Corporate debt:
Brazil	3,144	-	62	3,082
Venezuela	10,810	20	3	10,827
	13,954	20	65	13,909

Sovereign debt:
Brazil	2,926	-	140	2,786
Chile	5,229	-	59	5,170
Trinidad and Tobago	9,283	-	541	8,742
	17,438	-	740	16,698
	31,392	20	805	30,607

As of December 31, 2017 and 2016, there were no securities at fair value through OCI guaranteeing repurchase transactions.

The following table discloses those securities that had unrealized losses for a period less than 12 months and for 12 months or longer:

	December 31, 2017
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized gross losses	Fair value	Unrealized gross losses	Fair value	Unrealized gross losses
Sovereign debt	5,147	35	9,616	223	14,763	258
Total	5,147	35	9,616	223	14,763	258

	December 31, 2016
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized gross losses	Fair value	Unrealized gross losses	Fair value	Unrealized gross losses
Corporate debt	1,805	3	3,082	62	4,887	65
Sovereign debt	5,170	59	11,528	681	16,698	740
Total	6,975	62	14,610	743	21,585	805

The following table presents the realized gains and losses on sale of securities at fair value through other comprehensive income:

	December 31, 2017	December 31, 2016	December 31, 2015
Realized gain on sale of securities	766	221	469
Realized loss on sale of securities	(517)	(577)	(106)
Net gain (loss) on sale of securities at fair value through other comprehensive income	249	(356)	363

Securities at fair value through other comprehensive income classified by issuer’s credit quality indicators are as follows:

Rating(1)	December 31, 2017	December 31, 2016
1-4	16,733	30,607
5-6	-	-
7	-	-
8	-	-
9	-	-
10	-	-
Total	16,733	30,607

(1) Current ratings as of December 31, 2017 and 2016, respectively.

The amortized cost and fair value of securities at fair value through other comprehensive income by contractual maturity are shown in the following tables:

	December 31, 2017		December 31, 2016
	Amortized cost	Fair value	Amortized cost	Fair value

Due within 1 year	-	-	-	-
After 1 year but within 5 years	16,962	16,733	17,656	16,994
After 5 years but within 10 years	-	-	13,736	13,613
	16,962	16,733	31,392	30,607

The allowance for expected credit losses relating to securities at fair value through other comprehensive income, which is recorded in equity under accumulated other comprehensive income (loss), is as follow:

	Stage 1 (1)	Stage 2 (2)	Stage 3 (3)	Total
Allowance for expected credit losses as of December 31, 2016	42	263	-	305
Transfer to lifetime expected credit losses	-	-	-	-
Transfer to credit-impaired financial assets	-	-	-	-
Transfer to 12-month expected credit losses	-	-	-	-
Net effect of changes in reserve for expected credit losses	(6)	(65)	-	(71)
Financial assets that have been derecognized during the year	(12)	-	-	(12)
Changes due to financial instruments recognized as of December 31, 2016:	(18)	(65)	-	(83)
New financial assets originated or purchased	-	-	-	-
Write-offs	-	-	-	-
Allowance for expected credit losses as of December 31, 2017	24	198	-	222

	Stage 1 (1)	Stage 2 (2)	Stage 3 (3)	Total
Allowance for expected credit losses as of December 31, 2015	234	178	6,737	7,149
Transfer to lifetime expected credit losses	(31)	456	-	425
Transfer to credit-impaired financial assets	-	-	-	-
Transfer to 12-month expected credit losses	-	-	-	-
Net effect of changes in reserve for expected credit losses	(15)	(168)	-	(183)
Financial assets that have been derecognized during the year	(174)	(203)	-	(377)
Changes due to financial instruments recognized as of December 31, 2015:	(220)	85	-	(135)
New financial assets originated or purchased	28	-	-	28
Write-offs	-	-	(6,737)	(6,737)
Allowance for expected credit losses as of December 31, 2016	42	263	-	305

(1)	12-month expected credit losses.
(2)	Lifetime expected credit losses.
(3)	Credit-impaired financial assets (lifetime expected credit losses).
5.3	Investment securities- at amortized cost

The amortized cost, related unrealized gross gain (loss) and fair value of these securities by country risk and type of debt are as follows:

	December 31, 2017
		Unrealized
	Amortized cost (1)	Gross gain	Gross loss	Fair value
Corporate debt:
Brazil	1,485	3	-	1,488
Panama	9,978	-	-	9,978
	11,463	3	-	11,466

Sovereign debt:
Colombia	29,006	67	16	29,057
Mexico	20,203	-	167	20,036
Panama	8,458	-	11	8,447
	57,667	67	194	57,540
	69,130	70	194	69,006

	December 31, 2016
		Unrealized
	Amortized cost (2)	Gross gain	Gross loss	Fair value
Corporate debt:
Brazil	4,614	-	146	4,468
Panama	3,000	-	-	3,000
	7,614	-	146	7,468
Sovereign debt:
Brazil	11,179	37	194	11,022
Colombia	29,812	34	280	29,566
Mexico	20,541	-	1,059	19,482
Panama	8,670	198	-	8,868
	70,202	269	1,533	68,938
	77,816	269	1,679	76,406

(1)	Amounts do not include allowance for expected credit losses of US196.
(2)	Amounts do not include allowance for expected credit losses of US$602.

The amortized cost and fair value of securities at amortized cost by contractual maturity are shown in the following tables:

	December 31, 2017		December 31, 2016
	Amortized cost	Fair value	Amortized cost	Fair value

Due within 1 year	7,978	7,978	3,988	4,025
After 1 year but within 5 years	61,152	61,028	68,537	67,358
After 5 years but within 10 years	-	-	5,291	5,023
	69,130	69,006	77,816	76,406

As of December 31, 2017 and 2016, there were no securities at amortized cost, guaranteeing repurchase transactions.

Securities at amortized cost classified by issuer’s credit quality indicators are as follows:

Rating(1)	December 31, 2017	December 31, 2016
1-4	57,667	76,333
5-6	11,463	1,483
7	-	-
8	-	-
9	-	-
10	-	-
Total	69,130	77,816

(1)	Current ratings as of December 31, 2017 and 2016, respectively.

The allowance for expected credit losses relating to securities at amortized cost is as follow:

	Stage 1 (1)	Stage 2 (2)	Stage 3 (3)	Total
Allowance for expected credit losses as of December 31, 2016	99	503	-	602
Transfer to lifetime expected credit losses	-	-	-	-
Transfer to credit-impaired financial assets	-	-	-	-
Transfer to 12-month expected credit losses	-	-	-	-
Net effect of changes in reserve for expected credit losses	(16)	(29)	-	(45)
Financial assets that have been derecognized during the year	(18)	(422)	-	(440)
Changes due to financial instruments recognized as of December 31, 2016:	(34)	(451)	-	(485)
New financial assets originated or purchased	79	-	-	79
Allowance for expected credit losses as of December 31, 2017	144	52	-	196

	Stage 1 (1)	Stage 2 (2)	Stage 3 (3)	Total
Allowance for expected credit losses as of December 31, 2015	348	178	-	526
Transfer to lifetime expected credit losses	(43)	444	-	401
Transfer to credit-impaired financial assets	-	-	-	-
Transfer to 12-month expected credit losses	-	-	-	-
Net effect of changes in reserve for expected credit losses	(5)	(91)	-	(96)
Financial assets that have been derecognized during the year	(317)	(28)	-	(345)
Changes due to financial instruments recognized as of December 31, 2015:	(365)	325	-	(40)
New financial assets originated or purchased	116	-	-	116
Allowance for expected credit losses as of December 31, 2016	99	503	-	602

(1)	12-month expected credit losses.
(2)	Lifetime expected credit losses.
(3)	Credit-impaired financial assets (lifetime expected credit losses).

5.4	Recognition and derecognition of financial assets

During the years ended December 31, 2017, 2016 and 2015, the Bank sold loans at amortized cost in the secondary market. These sales were made on the basis of compliance with the Bank's strategy to optimize the loan portfolio.

The amounts and gains arising from the derecognition of these financial instruments are presented in the following table. These gains are presented within the line “gain on sale of loans at amortized cost” in the consolidated statement of profit or loss.

	Assignments and participations	Gains

For the year ended December 31, 2017	77,400	181
For the year ended December 31, 2016	157,242	730
For the year ended December 31, 2015	92,438	422

During the years ended December 31, 2016 and 2015 the Bank entered into a master participation agreement with the International Finance Corp. to sale participation in credit facilities which resulted in revenues of $76 and $425, respectively.

5.5	Loans – at amortized cost

The following table set forth details of the Bank’s gross loan portfolio:

	December 31, 2017	December 31, 2016
Corporations:
Private	1,882,846	2,655,910
State-owned	723,267	786,900
Banking and financial institutions:
Private	2,083,795	1,738,999
State-owned	573,649	544,877
Middle-market companies:
Private	242,101	294,045
Total	5,505,658	6,020,731

The composition of the gross loan portfolio by industry is as follows:

	December 31, 2017	December 31, 2016
Banking and financial institutions	2,657,444	2,283,876
Industrial	772,238	1,242,441
Oil and petroleum derived products	735,413	788,186
Agricultural	501,241	1,007,139
Services	430,717	419,440
Mining	231,687	54,000
Others	176,918	225,649
Total	5,505,658	6,020,731

Loans are reported at their amortized cost considering the principal outstanding amounts net of unearned interest, deferred fees and allowance for expected credit losses.

The amortization of net unearned interest and deferred fees are recognized as an adjustment to the related loan yield using the effective interest rate method.

The unearned discount interest and deferred commission amounted to $4,985 and $7,249 at December 31, 2017 and 2016, respectively.

Loans classified by borrower’s credit quality indicators are as follows:

December 31, 2017
	Corporations		Banking and financial institutions		Middle-market companies
Rating(1)	Private	State-owned	Private	State-owned	Private	Total
1-4	1,336,032	563,877	1,729,592	361,236	147,212	4,137,949
5-6	523,055	159,390	354,203	212,413	59,889	1,308.950
7	-	-	-	-	-	-
8	23,759	-	-	-	-	23,759
9	-	-	-	-	-	-
10	-	-	-	-	35,000	35,000
Total	1,882,846	723,267	2,083,795	573,649	242,101	5,505,658

December 31, 2016
	Corporations		Banking and financial institutions		Middle-market companies
Rating(1)	Private	State-owned	Private	State-owned	Private	Total
1-4	1,714,936	646,797	1,457,984	259,981	174,107	4,253,805
5-6	863,937	140,103	281,015	284,896	84,938	1,654,889
7	58,673	-	-	-	-	58,673
8	4,000	-	-	-	-	4,000
9	-	-	-	-	35,000	35,000
10	14,364	-	-	-	-	14,364
Total	2,655,910	786,900	1,738,999	544,877	294,045	6,020,731

(1)	Current ratings as of December 31, 2017 and 2016, respectively.

The following table provides a breakdown of gross loans by country risk:

	December 31, 2017	December 31, 2016
Country:
Argentina	294,613	325,321
Belgium	11,368	4,180
Bolivia	15,000	18,318
Brazil	1,019,466	1,163,825
Chile	170,827	69,372
Colombia	829,136	653,012
Costa Rica	356,459	400,371
Dominican Republic	249,926	243,696
Ecuador	94,315	129,269
El Salvador	55,110	104,723
Germany	37,500	50,000
Guatemala	309,024	315,911
Honduras	74,476	72,319
Jamaica	24,435	7,399
Luxembourg	19,924	14,722
Mexico	850,463	927,041
Nicaragua	29,804	36,949
Panama	500,134	498,651
Paraguay	59,536	108,068
Peru	211,846	467,408
Singapore	54,500	70,204
Switzerland	3,687	46,000
Trinidad and Tobago	175,000	184,389
United States of America	44,109	73,083
Uruguay	15,000	36,500

Total	5,505,658	6,020,731

The remaining loan maturities are summarized as follows:

	December 31, 2017	December 31, 2016
Current:
Up to 1 month	846,993	896,310
From 1 month to 3 months	1,079,793	1,300,675
From 3 months to 6 months	1,175,801	1,267,194
From 6 months to 1 year	922,711	551,794
From 1 year to 2 years	392,456	631,629
From 2 years to 5 years	989,222	1,211,847
More than 5 years	39,923	95,918
	5,446,899	5,955,367

Impaired	58,759	65,364

Total	5,505,658	6,020,731

As of December 31, 2017 and 2016, the range of interest rates on loans fluctuates from 1.35% and 11.52% (2016: 1.21% y 12.69%).

The fixed and floating interest rate distribution of the loan portfolio is as follows:

	December 31, 2017	December 31, 2016

Fixed interest rates	2,378,509	2,709,555
Floating interest rates	3,127,149	3,311,176
Total	5,505,658	6,020,731

As of December 31, 2017 and 2016, 85% and 93%, of the loan portfolio at fixed interest rates has remaining maturities of less than 180 days.

An analysis of credit-impaired balances is detailed as follows:

	December 31, 2017			2017
	Recorded investment	Past due principal balance	Related allowance Stage 3	Average principal loan balance	Balance interest recognized
With an allowance recorded:
Private corporations	23,759	-	7,468	5,988	229
Middle-market companies	35,000	35,000	20,527	35,000	3,028
Total	58,759	35,000	27,995	40,988	3,257

	December 31, 2016			2016
	Recorded investment	Past due principal balance	Related allowance Stage 3	Average principal loan balance	Balance interest recognized
With an allowance recorded:
Private corporations	30,364	18,364	23,174	12,500	408
Middle-market companies	35,000	35,000	12,179	17,705	1,679
Total	65,364	53,364	35,353	30,205	2,087

The following is a summary of information of interest amounts recognized on an effective interest basis on net carrying amount for those financial assets in Stage 3:

	December 31, 2017	December 31, 2016	December 31, 2015
Interest revenue calculated on the net carrying amount (net of credit allowance)	1,170	1,808	91

The following table presents an aging analysis of the loan portfolio:

December 31, 2017
	91-120 days	121-150 days	151-180 days	Greater than 180 days	Total Past due	Delinquent	Current	Total
Corporations	-	-	-	-	-	-	2,606,113	2,606,113
Banking and financial institutions	-	-	-	-	-	-	2,657,444	2,657,444
Middle-market companies	-	-	-	35,000	35,000	-	207,101	242,101
Total	-	-	-	35,000	35,000	-	5,470,658	5,505,658

December 31, 2016
	91-120 days	121-150 days	151-180 days	Greater than 180 days	Total Past due	Delinquent	Current	Total
Corporations	-	-	4,000	14,364	18,364	-	3,424,446	3,442,810
Banking and financial institutions	-	-	-	-	-	-	2,283,876	2,283,876
Middle-market companies	-	-	-	35,000	35,000	-	259,045	294,045
Total	-	-	4,000	49,364	53,364	-	5,967,367	6,020,731

As of December 31, 2017 and 2016, the Bank had credit transactions in the normal course of business with 21% and 16%, respectively, of its Class “A” and “B” stockholders. All transactions were made based on arm’s-length terms and subject to prevailing commercial criteria and market rates and were subject to all of the Bank’s Corporate Governance and control procedures. As of December 31, 2017 and 2016, approximately 14% and 10%, respectively, of the outstanding loan portfolio was placed with the Bank’s Class “A” and “B” stockholders and their related parties. As of December 31, 2017, the Bank was not directly or indirectly owned or controlled by another corporation or any foreign government, and no Class “A” or “B” shareholder was the registered owner of more than 3.5% of the total outstanding shares of the voting capital stock of the Bank.

Modified financial assets

The following table refer to modified financial assets, where modification does not result in de-recognition:

Modified financial assets (with loss allowance based on lifetime ECL) modified during the period	December 31, 2017	December 31, 2016

Gross carrying amount before modification	8,855	-
Loss allowance before modification	(3,344)	-
Net amortized cost before modification	5,511	-

Gross carrying amount after modification	4,484	-
Loss allowance after modification	(4,484)	-
Net amortized cost after modification	-	-

For the modified financial assets during the year 2017, were received other real estate owned for $ 5,119.

During the year 2017, a financial asset with a nominal value of $ 37,817 was restructured. As part of the restructuration The Bank received Equity Instrument with a fair value of $8,630 and a new originated credit impaired loans with a fair value of $19,274. The remaining balance was written off against allowance for loans losses.

The significant changes in the gross carrying amount of financial assets during the period that contributed to changes in the loss allowance, is provided at the table below:

Loans

	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount as of December 31, 2016	5,019,368	935,999	65,364	6,020,731
Transfer in book value to stage 2	(41,167)	41,167	-	-
Transfer to lifetime expected credit losses - credit-impaired	-	(46,673)	46,673	-
Transfer in book value to stage 1	8,000	(8,000)	-	-
Financial assets that have been derecognised during the year	(4,214,697)	(313,394)	(21,667)	(4,549,758)
Changes due to financial instruments recognized as of December 31, 2016	(4,247,864)	(326,900)	25,006	(4,549,758)
New financial assets originated or purchased	4,067,723	-	-	4,067,723
Write-offs	-	(1,427)	(31,611)	(33,038)
Gross carrying amount as of December 31, 2017	4,839,227	607,672	58,759	5,505,658

Loans

	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount as of December 31, 2015	6,282,752	356,668	52,329	6,691,749
Transfer in book value to stage 2	(828,589)	828,589	-	-
Transfer to lifetime expected credit losses – not credit-impaired	(12,000)	(45,056)	57,056	-
Transfer in book value to stage 1	90,770	(90,770)	-	-
Financial assets that have been derecognized during the year	(4,577,890)	(113,432)	(25,214)	(4,716,536)
Changes due to financial instruments recognized as of December 31, 2015	(5,327,709)	579,331	31,842	(4,716,536)
New financial assets originated or purchased	4,064,325	-	-	4,064,325
Write-offs	-	-	(18,807)	(18,807)
Gross carrying amount as of December 31, 2016	5,019,368	935,999	65,364	6,020,731

The allowances for expected credit losses related to loans at amortized cost are as follows:

	Stage 1 (1)	Stage 2 (2)	Stage 3 (3)	Total
Allowance for expected credit losses as of December 31, 2016	29,036	41,599	35,353	105,988
Transfer to lifetime expected credit losses – not credit-impaired	(672)	672	-	-
Transfer to lifetime expected credit losses - credit-impaired	-	(12,845)	12,845	-
Transfer to 12-month expected credit losses	1,428	(1,428)	-	-
Net effect of changes in reserve for expected credit losses	(2,900)	18,227	20,257	35,584
Financial assets that have been derecognized during the year	(24,434)	(11,321)	(8,333)	(44,088)
Changes due to financial instruments recognized as of December 31, 2016	(26,578)	(6,695)	24,769	(8,504)
New financial assets originated or purchased	17,363	-	-	17,363
Write-offs	-	(1,427)	(32,126)	(33,553)
Recoveries of amounts previously written off	-	-	-	-
Allowance for expected credit losses as of December 31, 2017	19,821	33,477	27,996	81,294

	Stage 1 (1)	Stage 2 (2)	Stage 3 (3)	Total
Allowance for expected credit losses as of December 31, 2015	59,214	9,609	21,151	89,974
Transfer to lifetime expected credit losses – not credit-impaired	(9,117)	9,119	-	2
Transfer to lifetime expected credit losses – not credit-impaired	(7)	(6,317)	6,324	-
Transfer to 12-month expected credit losses	2,038	(2,077)	38	(1)
Net effect of changes in reserve for expected credit losses	(39,621)	48,021	26,491	34,891
Financial assets that have been derecognized during the year	(65,640)	(16,756)	-	(82,396)
Changes due to financial instruments recognized as of December 31, 2015	(112,347)	31,990	32,853	(47,504)
New financial assets originated or purchased	82,169	-	-	82,169
Write-offs	-	-	(18,807)	(18,807)
Recoveries of amounts previously written off	-	-	156	156
Allowance for expected credit losses as of December 31, 2016	29,036	41,599	35,353	105,988

(1)	12-month expected credit losses.
(2)	Lifetime expected credit losses.
(3)	Credit-impaired financial assets (lifetime expected credit losses).

5.6	Derivative financial instruments for hedging purposes

Quantitative information on derivative financial instruments held for hedging purposes is as follows:

	December 31, 2017
	Nominal	Carrying amount of the hedging instrument		Changes in fair value used for calculating hedge
	Amount	Asset	Liability	ineffectiveness
Fair value hedges:
Interest rate swaps	367,500	-	(4,361)	(2,394)
Cross-currency swaps	306,961	3,672	(30,154)	15,900
Cash flow hedges:
Interest rate swaps	595,000	127	(428)	995
Cross-currency swaps	23,025	879	-	2,132
Foreign exchange forward	225,388	8,610	-	11,835
Net investment hedges:
Foreign exchange forward	9,243	50	-	181
Total	1,527,117	13,338	(34,943)	28,649

	December 31, 2016
	Nominal	Carrying amount of the hedging instrument		Changes in fair value used for calculating hedge
	Amount	Asset	Liability	ineffectiveness
Fair value hedges:
Interest rate swaps	796,202	40	(2,005)	(2,199)
Cross-currency swaps	291,065	2,561	(44,944)	(19,316)
Cash flow hedges:
Interest rate swaps	752,000	323	(1,699)	696
Cross-currency swaps	23,025	-	(1,254)	(1,313)
Foreign exchange forward	352,553	6,428	(9,653)	(5,093)
Net investment hedges:
Foreign exchange forward	3,780	-	(131)	(415)
Total	2,218,625	9,352	(59,686)	(27,640)

The hedging instruments presented in the tables above are located in the line item in the statement of financial position at fair value - Derivative financial instruments used for hedging – receivable or at fair value – Derivative financial instruments used for hedging – payable.

The gains and losses resulting from activities of derivative financial instruments and hedging recognized in the consolidated statements of profit or loss are presented below:

	December 31, 2017
	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the consolidated statement of profit or loss	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	(834)	Gain (loss) on interest rate swap	-	242
Cross-currency swaps	(1,924)	Gain (loss) on foreign currency exchange	-	26
		Interest income – loans	7,611	-
Foreign exchange forward	(2,708)	Interest income – securities at FVOCI	-	-
		Interest income – loans	3,991	-
		Interest expense – borrowings and debt	-	-
		Interest expenses – deposits	(190)	-
		Gain (loss) on foreign currency exchange
Total	(5,466)		11,412	268

Derivatives – net investment hedge
Forward foreign exchange	(277)
Total	(277)

	December 31, 2016
	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the consolidated statement of profit or loss	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	627	Gain (loss) on interest rate swap	-	(1,258)
Cross-currency swaps	(1,299)	Gain (loss) on foreign currency exchange	-	16
		Interest income – loans	-	(110)
Foreign exchange forward	233	Interest income – securities at FVOCI	-	-
		Interest income – loans	(4,751)	-
		Interest expense – borrowings and debt	-	-
		Interest expenses – deposits	1,672	-
		Gain (loss) on foreign currency exchange	9,097	-
Total	(439)		6,018	(1,352)

Derivatives – net investment hedge
Forward foreign exchange	-
Total	-

	December 31, 2015
	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the consolidated statement of profit or loss	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	35	Gain (loss) on interest rate swap	-	(229)
Cross-currency swaps	5,367	Gain (loss) on foreign exchange	-	84
		Interest income – loans	-	-
Forward foreign exchange	3,511	Interest income – securities at FVOCI	(694)	-
		Interest income – loans	(1,821)	-
		Interest expense – borrowings and debt	-	-
		Interest expenses – deposits	166	-
		Gain (loss) on foreign currency exchange	12,539	-
Total	8,913		10,190	(145)

Derivatives – net investment hedge
Forward foreign exchange	(901)
Total	(901)

The Bank recognized in the consolidated statement of profit or loss the gain (loss) on derivative financial instruments and the gain (loss) of the hedged asset or liability related to qualifying fair value hedges, as follows:

	December 31, 2017
	Classification in consolidated statement of profit or loss	Gain (loss) on derivatives	Gain (loss) on hedge item	Net gain (loss)
Derivatives – fair value hedge
Interest rate swaps	Interest income – securities at FVOCI	(126)	476	350
	Interest income – loans	(12)	160	148
	Interest expenses – borrowings and debt	1,387	(16,233)	(14,846)
	Derivative financial instruments and hedging	(2,270)	2,371	101

Cross-currency swaps	Interest income – loans	(1,496)	2,442	946
	Interest expenses – borrowings and debt	1,848	(10,265)	(8,417)
	Derivative financial instruments and hedging	14,950	(16,709)	(1,759)
Total		14,281	(37,758)	(23,477)

	December 31, 2016
	Classification in consolidated statement of profit or loss	Gain (loss) on derivatives	Gain (loss) on hedge item	Net gain (loss)
Derivatives – fair value hedge
Interest rate swaps	Interest income – securities at FVOCI	(617)	1,593	976
	Interest income – loans	(25)	2,023	1,998
	Interest expenses – borrowings and debt	4,558	(28,261)	(23,703)
	Derivative financial instruments and hedging	(2,077)	2,178	101

Cross-currency swaps	Interest income – loans	(372)	928	556
	Interest expenses – borrowings and debt	195	(6,183)	(5,988)
	Derivative financial instruments and hedging	17,673	(16,752)	921
Total		19,335	(44,474)	(25,139)

	December 31, 2015
	Classification in consolidated statement of profit or loss	Gain (loss) on derivatives	Gain (loss) on hedge item	Net gain (loss)

Derivatives – fair value hedge
Interest rate swaps	Interest income – securities at FVOCI	(1,047)	1,514	467
	Interest income at amortized cost	(376)	3,987	3,611
	Interest expenses – borrowings and debt	6,268	(24,026)	(17,758)
	Derivative financial instruments and hedging	(1,841)	1,688	(153)

Cross-currency swaps	Interest income loans at amortized cost	(135)	348	213
	Interest expenses – borrowings and debt	744	(3,785)	(3,041)
	Derivative financial instruments and hedging	(19,522)	20,550	1,028
Total		(15,909)	276	(15,633)

Derivatives financial position and performance

The following tables details the changes of the market value of the underlying item in the statement of financial position related to fair value hedges:

	December 31, 2017
Fair value hedges	Carrying amount	Thereof accumulated fair value adjustments	Line item in the statement of financial position
Interest rate risk
Loans	-	-	Loans
Issuances	355,000	(4,411)	Short and long term borrowings and debt

Foreign exchange rate risk and FX
Securities at FVOCI	12,369	(32)	Financial instruments at FVOCI
Loans	25,027	744	Loans
Issuances	(249,328)	(2,301)	Short and long term borrowings and debt

	December 31, 2016
Fair value hedges	Carrying amount	Thereof accumulated fair value adjustments	Line item in the statement of financial position
Interest rate risk
Loans	18,502	12	Loans
Issuances	755,000	2,089	Short and long term borrowings and debt

Foreign exchange rate risk and FX
Securities at FVOCI	22,188	(232)	Financial instruments at FVOCI
Loans	9,252	706	Loans
Issuances	(308,739)	(49)	Short and long term borrowings and debt

The following tables detail the profile of the timing of the nominal amount of the hedging instrument:

	December 31, 2017
Risk type	Foreign Exchange risk	Interest rate risk	Foreign exchange and Interest rate risk	Total
Up to 1 month	69,459	-	-	69,459
31 to 60 days	26,104	-	-	26,104
61 to 90 days	1,729	185,000	16,821	203,550
91 to 180 days	16,567	137,500	-	154,067
181 to 365 days	68,952	202,500	8,127	279,579
1 to 2 years	178,331	21,500	73,193	273,024
2 to 5 years	4,413	416,000	24,872	445,285
More than 5 years	-	-	76,049	76,049
Total	365,555	962,500	199,062	1,527,117

Analysis of maturity of the derivatives by type of risk covered:

	December 31, 2016
Risk type	Foreign Exchange risk	Interest rate risk	Foreign exchange and Interest rate risk	Total
Up to 1 month	66,149	-	-	66,149
31 to 60 days	33,393	85,000	-	118,393
61 to 90 days	24,093	60,000	-	84,093
91 to 180 days	71,533	745,080	-	816,613
181 to 365 days	109,228	160,422	189	269,839
1 to 2 years	92,115	50,000	24,948	167,063
2 to 5 years	73,311	434,500	96,218	604,029
More than 5 years	-	13,200	79,246	92,446
Total	469,822	1,548,202	200,601	2,218,625

The following tables detail the sources of ineffectiveness for our cash flow hedge positions:

	December 31, 2017
Type of risk hedge	USD-OIS	Tenor	Xccy basis	Credit spread	Total Ineffectiveness
Interest rate risk	22	296	-	(16)	302
Foreign exchange risk	(8)	-	17	(1)	8
Total	14	296	17	(17)	310

	December 31, 2016
Type of risk hedge	USD-OIS	Tenor	Xccy basis	Credit spread	Total Ineffectiveness
Interest rate risk	19	-	-	604	623
Foreign exchange risk	25	-	(4)	(5)	16
Total	44	-	(4)	599	639

For control purposes, derivative instruments are recorded at their nominal amount (“notional amount”) in memorandum accounts. Interest rate swaps are made either in a single currency or cross currency for a prescribed period to exchange a series of interest rate flows, which involve fixed for floating interest payments, and vice versa. The Bank also engages in certain foreign exchange trades to serve customers’ transaction needs and to manage foreign currency risk. All such positions are hedged with an offsetting contract for the same currency.

The Bank manages and controls the risks on these foreign exchange trades by establishing counterparty credit limits by customer and by adopting policies that do not allow for open positions in the credit and investment portfolio. The Bank also uses foreign currency exchange contracts to hedge the foreign exchange risk associated with the Bank’s equity investment in a non-U.S. dollar functional currency foreign subsidiary. Derivative and foreign exchange instruments negotiated by the Bank are executed mainly over-the-counter (OTC). These contracts are executed between two counterparties that negotiate specific agreement terms, including notional amount, exercise price and maturity.

The maximum length of time over which the Bank has hedged its exposure to the variability in future cash flows on forecasted transactions is 6.19 years.

The Bank estimates that approximately $610 reported as losses in OCI as of December 31, 2017, related to foreign exchange forward contracts, are expected to be reclassified into interest income as an adjustment to yield of hedged loans during the twelve-month year ending December 31, 2018.

The Bank estimates that approximately $645 of losses reported in OCI as of December 31, 2017, related to forward foreign exchange contracts are expected to be reclassified into interest expense as an adjustment to yield of hedged available-for-sale securities during the twelve-month year ending December 31, 2018.

Types of Derivatives and Foreign Exchange Instruments

Interest rate swaps are contracts in which a series of interest rate flows in a single currency are exchanged over a prescribed period. The Bank has designated a portion of these derivative instruments as fair value hedges and a portion as cash flow hedges. Cross currency swaps are contracts that generally involve the exchange of both interest and principal amounts in two different currencies. The Bank has designated a portion of these derivative instruments as fair value hedges and a portion as cash flow hedges. Foreign exchange forward contracts represent an agreement to purchase or sell foreign currency at a future date at agreed-upon terms. The Bank has designated these derivative instruments as cash flow hedges and net investment hedges.

In addition to hedging derivative financial instruments, the Bank has derivative financial instruments held for trading purposes as disclosed in Note 5.1.

5.7	Offsetting of financial assets and liabilities

In the ordinary course of business, the Bank enters into derivative financial instrument transactions and securities sold under repurchase agreements under industry standards agreements. Depending on the collateral requirements stated in the contracts, the Bank and counterparties can receive or deliver collateral based on the fair value of the financial instruments transacted between parties. Collateral typically consists of cash deposits and securities. The master netting agreements include clauses that, in the event of default, provide for close-out netting, which allows all positions with the defaulting counterparty to be terminated and net settled with a single payment amount.

The International Swaps and Derivatives Association master agreement (“ISDA”) and similar master netting arrangements do not meet the criteria for offsetting in the consolidated statement of financial position. This is because they create for the parties to the agreement a right of set-off of recognized amounts that is enforceable only following an event of default, insolvency or bankruptcy of the Bank or the counterparties or following other predetermined events.

The following tables summarize financial assets and liabilities that have been offset in the consolidated statement of financial position or are subject to master netting agreements:

a)	Derivative financial instruments – assets

December 31, 2017
		Gross amounts offset in the consolidated	Net amount of assets presented in the	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts assets	statement of financial position	consolidated statement of financial position	Financial instruments	Cash collateral received	Net Amount
Derivative financial instruments used for hedging – receivable – at fair value	13,338	-	13,338	-	(22,304)	(8,966)
Total	13,338	-	13,338	-	(22,304)	(8,966)

December 31, 2016
		Gross amounts offset in the consolidated	Net amount of assets presented in the	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts assets	statement of financial position	consolidated statement of financial position	Financial instruments	Cash collateral received	Net Amount
Derivative financial instruments used for hedging – receivable – at fair value	9,352	-	9,352	-	-	9,352
Total	9,352	-	9,352	-	-	9,352

The following table presents the reconciliation of assets that have been offset or are subject to master netting agreements to individual line items in the consolidated statement of financial position:

	December 31, 2017
Description	Gross amounts of assets	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position
Derivative financial instruments used for hedging – receivable – at fair value	13,338	-	13,338
Total	13,338	-	13,338

	December 31, 2016
Description	Gross amounts of assets	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position
Derivative financial instruments used for hedging – receivable – at fair value	9,352	-	9,352
Total	9,352	-	9,352

b)	Financial liabilities and derivative financial instruments – liabilities

December 31, 2017
		Gross amounts offset in the	Net amount of liabilities presented in the	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts of liabilities	consolidated statement of financial position	consolidated statement of financial position	Financial instruments	Cash collateral pledged	Net Amount
Derivative financial instruments used for hedging – payable – at fair value	34,943	-	34,943	-	(50,241)	(15,298)
Total	34,943	-	34,943	-	(50,241)	(15,298)

December 31, 2016
		Gross amounts offset in the	Net amount of liabilities presented in the	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts of liabilities	consolidated statement of financial position	consolidated statement of financial position	Financial instruments	Cash collateral pledged	Net Amount

Financial liabilities at FVTPL	24	-	24	-	-	24
Derivative financial instruments used for hedging – payable – at fair value	59,686	-	59,686	-	(59,012)	674
Total	59,710	-	59,710	-	(59,012)	698

The following table presents the reconciliation of liabilities that have been offset or are subject to master netting agreements to individual line items in the consolidated statement of financial position:

	December 31, 2017
Description	Gross amounts of liabilities	Gross amounts offset in the consolidated statement of financial position	Net amount of liabilities presented in the consolidated statement of financial position

Derivative financial instruments:
Derivative financial instruments used for hedging – payable – at fair value	34,943	-	34,943
Total derivative financial instruments	34,943	-	34,943

	December 31, 2016
Description	Gross amounts of liabilities	Gross amounts offset in the consolidated statement of financial position	Net amount of liabilities presented in the consolidated statement of financial position

Derivative financial instruments:
Financial liabilities at FVTPL	24	-	24
Derivative financial instruments used for hedging – payable – at fair value	59,686	-	59,686
Total derivative financial instruments	59,710	-	59,710